Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Securities available-for-sale, Amount:
Within 1 year	$ 6,149
1-5 years	37,307
5-10 years	5,148
After 10 years	1,903
Available-for-sale	$ 88,031	$ 76,817
Securities available-for-sale (Yield):
Within 1 year	2.65%
1-5 years	2.95%
5-10 years	2.74%
After 10 years	2.92%
Total	3.54%
Securities held-to-maturity, Amount:
Within 1 year	$ 2,798
1-5 years	12,709
5-10 years	1,827
After 10 years	213
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 48,596	49,578
Securities held-to-maturity (Yield):
Within 1 year	1.17%
1-5 years	1.70%
5-10 years	1.30%
After 10 years	1.99%
Total	2.22%
Total securities	$ 8,947
Total securities	2.19%
Total securities	$ 50,016
Total securities	2.64%
Total securities	$ 6,975
Total securities	2.38%
Total securities	$ 2,116
Total securities	2.85%
Total securities	$ 136,627
Total securities	3.08%
U.S. Treasury
Securities available-for-sale, Amount:
Within 1 year	$ 563
1-5 years	12,759
5-10 years	1,210
After 10 years	1,871
Available-for-sale	$ 16,403	16,604
Securities available-for-sale (Yield):
Within 1 year	1.80%
1-5 years	2.42%
5-10 years	3.03%
After 10 years	2.92%
Total	2.52%
Securities held-to-maturity, Amount:
Within 1 year	$ 1,081
1-5 years	6,653
5-10 years	1,099
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 8,833	9,123
Securities held-to-maturity (Yield):
Within 1 year	0.86%
1-5 years	1.22%
5-10 years	0.96%
After 10 years	0.00%
Total	1.14%
Total non-U.S. government
Securities available-for-sale, Amount:
Within 1 year	$ 4,503
1-5 years	17,318
5-10 years	2,894
After 10 years	32
Available-for-sale	$ 24,747	18,382
Securities available-for-sale (Yield):
Within 1 year	2.54%
1-5 years	3.21%
5-10 years	2.65%
After 10 years	3.42%
Total	3.02%
Securities held-to-maturity, Amount:
Within 1 year	$ 709
1-5 years	3,530
5-10 years	240
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 4,479	2,137
Securities held-to-maturity (Yield):
Within 1 year	1.23%
1-5 years	2.58%
5-10 years	2.24%
After 10 years	0.00%
Total	2.35%
Foreign covered bonds
Securities available-for-sale, Amount:
Within 1 year	$ 805
1-5 years	5,943
5-10 years	320
After 10 years	0
Available-for-sale	$ 7,068	6,334
Securities available-for-sale (Yield):
Within 1 year	3.47%
1-5 years	3.26%
5-10 years	2.79%
After 10 years	0.00%
Total	3.27%
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	555
5-10 years	0
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 555
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	2.54%
5-10 years	0.00%
After 10 years	0.00%
Total	2.54%
U.S. government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 278
1-5 years	1,287
5-10 years	724
After 10 years	0
Available-for-sale	$ 2,289	2,901
Securities available-for-sale (Yield):
Within 1 year	3.85%
1-5 years	3.51%
5-10 years	2.57%
After 10 years	0.00%
Total	3.22%
Securities held-to-maturity, Amount:
Within 1 year	$ 1,008
1-5 years	1,971
5-10 years	477
After 10 years	213
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 3,669	4,146
Securities held-to-maturity (Yield):
Within 1 year	1.46%
1-5 years	1.52%
5-10 years	1.51%
After 10 years	1.99%
Total	1.53%
Other debt securities
Securities available-for-sale, Amount:
Available-for-sale		1
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	11
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 11	12
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	0.00%
5-10 years	4.75%
After 10 years	0.00%
Total	4.75%
Agency residential mortgage-backed securities (“RMBS”)
Securities available-for-sale, Amount:
Available-for-sale	$ 19,900	13,111
Securities available-for-sale (Yield):
Total	4.78%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 25,824	29,740
Securities held-to-maturity (Yield):
Total	2.34%
Non-agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 1,478	1,740
Securities available-for-sale (Yield):
Total	3.51%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 14	26
Securities held-to-maturity (Yield):
Total	5.52%
Agency commercial mortgage-backed securities (“MBS”)
Securities available-for-sale, Amount:
Available-for-sale	$ 7,225	7,729
Securities available-for-sale (Yield):
Total	3.05%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 3,395	3,411
Securities held-to-maturity (Yield):
Total	2.61%
Non-agency commercial MBS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,487	2,935
Securities available-for-sale (Yield):
Total	2.95%
Collateralized loan obligations (“CLOs”)
Securities available-for-sale, Amount:
Available-for-sale	$ 5,819	6,137
Securities available-for-sale (Yield):
Total	6.04%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)	$ 1,816	983
Securities held-to-maturity (Yield):
Total	6.06%
Other ABS
Securities available-for-sale, Amount:
Available-for-sale	$ 615	$ 943
Securities available-for-sale (Yield):
Total	2.33%